Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000007089 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007089 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007089 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000007089 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007089 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000007089 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007090 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007090 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007090 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000007090 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007090 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000007090 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007092 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007092 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007092 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007092 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007092 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007092 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007092 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007092 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007093 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007093 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007093 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007093 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007093 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007093 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007093 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007093 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007093 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007093 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007093 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007093 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007093 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007097 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007097 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007097 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007097 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007097 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000007097 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007097 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007097 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007097 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007097 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007097 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007097 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007097 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007098 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007098 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007098 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007098 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000007098 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007098 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007098 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007098 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007098 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007098 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007098 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007099 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007099 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007099 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007099 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007099 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000007099 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007100 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007100 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007100 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007100 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007100 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000007100 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007101 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000007101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007101 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000007102 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000007102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007102 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007102 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007102 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000007103 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007103 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007103 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007103 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000007103 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007103 | Conventional Mortgage-Backed Securities-Liability for Sale Commitments
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000007104 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007104 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007104 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007104 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000007104 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007104 | Conventional Mortgage-Backed Securities-Liability for Sale Commitments
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000007105 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007105 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007105 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000007105 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007105 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007105 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007105 | Conventional Mortgage-Backed Securities-Liability for Sale Commitments
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000007106 | Agency Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007106 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007106 | Conventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000007106 | Nonconventional Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007106 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007106 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007106 | Conventional Mortgage-Backed Securities-Liability for Sale Commitments
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000007107 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000007107 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007107 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007107 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007108 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000007108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007108 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007109 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007109 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000007109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007109 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000151976 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000151976 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000151976 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000151976 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151976 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151975 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000151975 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000151975 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000151975 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151975 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264003 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000264003 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000264003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000264003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000264003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000264003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000264003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000264003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000264003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264003 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264003 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264003 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.10%